Equity (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands							1 Months Ended		6 Months Ended		9 Months Ended
	Feb. 25, 2021 USD ($) shares	Jan. 19, 2021 shares	Jan. 11, 2021 USD ($) shares	Jul. 09, 2020 ILS (₪) shares	May 22, 2020 USD ($) $ / shares shares	May 18, 2020 USD ($)	Jun. 30, 2021 shares	May 31, 2021 shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 shares	Sep. 30, 2020 shares	May 18, 2020 ₪ / shares	Jun. 19, 2019 shares
Equity (Details) [Line Items]
Shares issued					11,500,020						24,386,660		2,168,675
Prefunded warrants to purchase shares					55,166,660					1,539,656	1,219,333
Purchase price per warrrant (in Dollars per share) | $ / shares					$ 1.499
Exercise price | (per share)					$ 0.001							₪ 0.59
Issuance expenses, gross (in Dollars) | $					$ 5,000,000
Net of issuance expenses (in Dollars) | $					$ 4,400,000				$ 700,000
Shares allotted										30,780,000
Authorized share capital				₪ 750,000		$ 750,000			$ 1,500,000
Vesting period						3 years			3 years
Options granted period						6 years			6 years
Shares exercisable, description									Each option is convertible into one share of common stock of the Company of NIS1.
Authorized share capital increased to ordinary shares				1,000,000,000
Board of Directors [Member]
Equity (Details) [Line Items]
Number of option grant							25,600,000	25,600,000
Public Offering [Member]
Equity (Details) [Line Items]
Total gross proceeds (in Dollars) | $	$ 9,700,000		$ 9,680,000
ADS [Member]
Equity (Details) [Line Items]
Shares issued					575,001
Purchase price (in Dollars per share) | $ / shares					$ 1.5
Prefunded warrants to purchase shares					2,758,333
Public and existing shareholders, description	the Company entered into an underwriting agreement with Aegis pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 3,258,438 ADSs for a public offering price of USD2.60 per ADS.		the Company entered into an underwriting agreement with Aegis Capital Corp. (hereinafter – “Aegis”), pursuant to which the Company agreed to sell to Aegis, in a firm commitment public offering 3,659,735 ADSs, representing a total of 73,194,700 ordinary shares, of no par value for a public offering price of USD2.30 per ADS.
ADS [Member] | Public Offering [Member]
Equity (Details) [Line Items]
Shares issued			73,194,700
ADS issued on shares	3,258,438		3,659,735
Purchase additional percent of ADS	15.00%		15.00%
ADS [Member] | Over-Allotment Option [Member]
Equity (Details) [Line Items]
Purchase an additional ADS	488,765	548,960
Warrants C [Member]
Equity (Details) [Line Items]
Shares allotted										3,940,000
Warrant Exercised										197,000